Activity in Accident and Health Claim Reserves (Detail) - Accident and health - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liability for Unpaid Claims and Claims Adjustment Expense, Period Increase (Decrease) [Abstract]
Balance at January 1, net of reinsurance and investment contract recoverables of $544, $497, and $360, respectively	$ 3,877	$ 3,504	$ 2,136
Current year	2,026	1,504	2,173
Prior years	248	(361)	(154)
Total incurred	2,274	1,143	2,019
Current year	85	85	42
Prior years	1,199	685	609
Total paid	1,284	770	651
Balance at December 31, net of reinsurance and investment contract recoverables of $622, $544, and $497, respectively	$ 4,867	$ 3,877	$ 3,504